SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets, net (Details)	Dec. 31, 2025
Intellectual property rights and others | Minimum
Intangible assets, net
Estimated Useful Life	2 years
Intellectual property rights and others | Maximum
Intangible assets, net
Estimated Useful Life	10 years
Licensed software | Minimum
Intangible assets, net
Estimated Useful Life	1 year
Licensed software | Maximum
Intangible assets, net
Estimated Useful Life	5 years